Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Sep. 30, 2019	$ 50,000	$ 3,679,000	$ 2,439,535	$ 6,180,757	$ 34,767	$ 12,384,059
Balance (in Shares) at Sep. 30, 2019	16,000,000
Net Income (loss)				7,558,222		7,558,222
Foreign currency translation adjustment					860,623	860,623
Balance at Sep. 30, 2020	$ 50,000	3,679,000	2,439,535	13,738,979	895,390	20,802,904
Balance (in Shares) at Sep. 30, 2020	16,000,000
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, gross	$ 17,969	28,732,031				28,750,000
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, gross (in Shares)	5,750,000
Capitalized initial public offering costs		(3,131,872)				(3,131,872)
Net Income (loss)				11,319,952		11,319,952
Foreign currency translation adjustment					1,193,369	1,193,369
Balance at Sep. 30, 2021	$ 67,969	29,279,159	2,439,535	25,058,931	2,088,759	$ 58,934,353
Balance (in Shares) at Sep. 30, 2021	21,750,000					21,750,000
Net Income (loss)				(8,736,566)		$ (8,736,566)
Foreign currency translation adjustment					(3,755,464)	(3,755,464)
Balance at Sep. 30, 2022	$ 67,969	$ 29,279,159	$ 2,439,535	$ 16,322,365	$ (1,666,705)	$ 46,442,323
Balance (in Shares) at Sep. 30, 2022	21,750,000